Revenue (Schedule of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Revenue [Abstract]
Revenue from sale of electricity	$ 445,000	$ 369,421	$ 356,648
Revenue from sale of steam	17,648	16,204	16,494
Revenue from provision of services	25,115	0	0
Others	0	845	331
Revenue	$ 487,763	$ 386,470	$ 373,473